Related Parties - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Loans from a related party	$ 162,978	¥ 1,063,434	¥ 0	¥ 0
Interest expense on the loans from a shareholder		5,922
Amounts due to a related party	$ 1,849		678		¥ 12,062
XiaopengHe [Member]
Related Party Transaction [Line Items]
Amount due from related parties					682
Rental expenses to a shareholder		10,150
Purchases from related party		999
Rental income from a related party		166
XiaopengHe [Member] | Reimbursment Expense [Member]
Related Party Transaction [Line Items]
Amount due from related parties			¥ 20,425
XiaopengHe [Member] | Purchase Of Assets [Member]
Related Party Transaction [Line Items]
Purchases from related party		¥ 999
XiaopengHe [Member] | Rental Expense [Member]
Related Party Transaction [Line Items]
Amounts due to a related party					¥ 11,063